Expense Example, No Redemption - A C I Shares - JPMorgan Growth Advantage Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	625	859	1,111	1,830	157	505	878	1,795	81	272	479	1,076